UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

Deutsche State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 95.3%
New York 92.2%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	1,000,000	1,096,850
Series A, 5.75%, 11/15/2022	1,000,000	1,126,630
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,278,700
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021 , INS: AGMC	4,500,000	4,999,545
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	3,000,000	3,453,840
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,992,650
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,090,200
Long Island, NY, Electric System Revenue, Power Authority, Series D, 5.0%, 9/1/2023 , INS: NATL	5,000,000	5,351,800
Long Island, NY, Power Authority:
Series A, 5.0%, 9/1/2037	4,000,000	4,408,640
Series A, 5.0%, 5/1/2038	2,000,000	2,199,600
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,254,940
Series A, 5.5%, 11/15/2039	5,000,000	5,667,800
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,106,350
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2017, INS: NATL	1,410,000	1,548,110
6.0%, 3/1/2018, INS: NATL	1,130,000	1,275,250
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue:
Series A, 5.0%, 10/1/2032	1,235,000	1,459,684
Series A, 5.0%, 10/1/2033	1,000,000	1,178,170
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project, 5.0%, 8/1/2042	1,000,000	1,084,380
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016, INS: NATL	390,000	410,771
6.0%, 7/1/2021, INS: NATL	850,000	1,001,071
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027 , INS: NATL	3,000,000	3,753,600
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology:
5.5%, 1/1/2015	1,000,000	1,004,120
5.5%, 1/1/2017	4,890,000	5,278,804
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,275,880
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,527,132
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2031	3,500,000	4,009,915
Series D, 5.0%, 11/15/2034	1,000,000	1,107,020
Series D-1, 5.0%, 11/15/2039	2,500,000	2,830,000
Series B, 5.25%, 11/15/2044	3,000,000	3,428,910
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016, INS: NATL	1,185,000	1,232,270
Series C, 5.5%, 4/1/2017	4,000,000	4,311,240
New York, Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.0%, 10/15/2031	5,000,000	6,022,650
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	1,505,000	1,585,277
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016, INS: AMBAC	795,000	835,171
5.75%, 7/1/2018, INS: AGMC	1,845,000	2,016,677
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, Prerefunded, 5.0%, 8/15/2018 , INS: NATL	15,000	15,156
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023 , INS: NATL	2,965,000	2,988,394
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,133,770
New York, State Dormitory Authority Revenue, State Supported Debt, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018 , INS: NATL	3,105,000	3,136,547
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017 , INS: NATL	2,325,000	2,538,644
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	2,510,000	2,867,926
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,215,360
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, 5.25%, 7/1/2033	5,000,000	5,619,500
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,364,230
Series A, 5.25%, 7/1/2034	5,000,000	5,705,950
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2032	2,000,000	2,217,320
Series A, 5.5%, 5/1/2037	1,500,000	1,664,445
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
Series B, Prerefunded, 5.25%, 7/1/2024	710,000	758,415
Series A, 6.0%, 7/1/2040	1,500,000	1,725,855
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,218,430
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,831,225
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,427,560
Series C, 5.0%, 7/1/2040	2,750,000	3,096,692
Series A, 5.0%, 7/1/2041	2,000,000	2,275,060
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031 , INS: AGC	2,000,000	2,252,380
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,213,840
New York, State Dormitory Authority, Sales Tax Revenue, State Supported Debt, Series A, 5.0%, 3/15/2044	2,000,000	2,310,940
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,895,000	4,358,193
Series A, Prerefunded, 5.0%, 2/15/2034	5,000	5,819
Series A, 5.0%, 3/15/2038	1,250,000	1,396,038
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.05% *, 6/1/2036 , LOC: Scotiabank	500,000	500,000
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,809,750
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,835,055
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018 , INS: NATL	1,105,000	1,207,898
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016 , INS: NATL	25,000	26,805
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	445,000	451,982
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing:
Series A, Prerefunded, 5.0%, 9/15/2030, INS: NATL	4,000,000	4,058,080
Series A, 5.0%, 3/15/2039	5,150,000	5,718,096
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,224,980
"3", 5.0%, 3/15/2044	1,190,000	1,286,890
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,441,240
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,706,955
New York, State Thruway Authority:
Series B, 5.0%, 4/1/2019, INS: AMBAC	8,700,000	9,043,998
Series B, Prerefunded, 5.0%, 4/1/2019, INS: AMBAC	1,300,000	1,353,118
Series J, 5.0%, 1/1/2041	2,220,000	2,485,579
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,575,250
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,634,280
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	49,076
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	8,760,271
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-2, 5.25%, 11/15/2034	4,500,000	5,115,420
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,135,120
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,245,654
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027 , INS: NATL	10,000,000	10,737,300
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021 , INS: AGMC	4,000,000	4,336,960
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,189,246
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,302,021
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, Prerefunded, 5.0%, 7/1/2025 , INS: NATL	2,100,000	2,160,522
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,193,540
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,010,980
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,384,570
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,139,210
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series A, 5.75%, 6/15/2040	4,000,000	4,589,680
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,115,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,487,840
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 5.0%, 8/1/2037	3,000,000	3,452,880
Series A, 5.0%, 5/1/2038	4,000,000	4,488,640
Series B1, 5.0%, 11/1/2040	4,000,000	4,569,520
New York, NY, General Obligation:
Series I-1, 5.375%, 4/1/2036	3,000,000	3,439,860
Series I-1, 5.625%, 4/1/2029	3,000,000	3,486,690
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,922,750
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 , INS: NATL	380,000	390,473
Onondaga, NY, Civic Development Corp., St. Josephs Hospital Healthcare Center Project, Series A, 5.125%, 7/1/2031	1,500,000	1,584,255
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	935,000	523,600
5.7%, 1/1/2028	3,250,000	1,734,752
Triborough, NY, Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2038	2,625,000	3,003,236
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,361,160

		303,811,518
Guam 0.3%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	368,387
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030 , INS: AGMC	585,000	671,253

		1,039,640
Puerto Rico 1.7%
Puerto Rico, Highway & Transportation Authority Revenue, Series Z, ETM, 6.0%, 7/1/2018 , INS: AGMC	1,475,000	1,664,301
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	5,000,000	3,877,000

		5,541,301
Virgin Islands 1.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	530,255
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 5.0%, 10/1/2032	3,000,000	3,228,300

		3,758,555

Total Municipal Bonds and Notes (Cost $294,270,830)		314,151,014
Underlying Municipal Bonds of Inverse Floaters (a) 10.1%
New York
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (b)	9,900,000	10,796,742
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 18.17%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (b)	10,000,000	11,523,700
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 3384, 144A, 20.20%, 12/15/2016, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (b)	6,005,000	6,571,332
New York City, NY, Transitional Finance Authority Revenue, Series B, Prefrefunded, 5.0%, 11/1/2023 (b)	3,995,000	4,371,768
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 18.155%, 11/1/2020, Leverage Factor at purchase date: 4 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $30,985,702)		33,263,542

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $325,256,532) †	105.4	347,414,556
Floating Rate Notes (a)	(6.8)	(22,425,000)
Other Assets and Liabilities, Net	1.4	4,616,201

Net Assets	100.0	329,605,757

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2014.

†
The cost for federal income tax purposes was $302,012,689.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $22,976,867.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,894,647 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,917,780.

(a)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(b)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(c)	$—	$347,414,556	$—	$347,414,556
Total	$—	$347,414,556	$—	$347,414,556

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche New York Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015